Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Credit Derivatives:
Credit derivative, purchased credit protection	¥ 16	¥ 70
Credit derivative, purchased credit protection, notional value	4,614	4,083
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Derivative, net liability position, aggregate fair value	1,200	500
Collateral already posted, aggregate fair value	532	349
Additional collateral, aggregate fair value	92	53
Assets needed for immediate settlement, aggregate fair value	¥ 158	¥ 60